N-2	Sep. 30, 2024 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002022290
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	DIAMOND HILL SECURITIZED CREDIT FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
SUMMARY OF FEES AND EXPENSES[2]

SHAREHOLDER FEES (fees paid directly from a Shareholder’s investment)

None

ANNUAL FUND OPERATING EXPENSES (expenses that a Shareholder pays each year as a percentage of the value of their investment)
	Class A	Class I	Class R
Management Fee	1.25%	1.25%	1.25%
Distribution and Servicing Fee	0.50%	None	None
Other expenses[1]	0.50%	0.50%	0.10%
Total annual fund operating expenses	2.25%	1.75%	1.35%
[1]Other Expenses are based on estimated amounts for the current fiscal year. Other expenses include the Administration fee, custody fees, and other extraordinary expenses. Pursuant to the Administration Agreement, the Administrator receives an Administration Fee from which it pay all ordinary expenses of the Fund not assumed by the Fund.
[2]This table describes the fees and expenses that a Shareholder pays if they buy and hold Shares. Shareholders may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table above or the example below.
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Annual Expenses [Table Text Block]
SUMMARY OF FEES AND EXPENSES[2]

SHAREHOLDER FEES (fees paid directly from a Shareholder’s investment)

None

ANNUAL FUND OPERATING EXPENSES (expenses that a Shareholder pays each year as a percentage of the value of their investment)
	Class A	Class I	Class R
Management Fee	1.25%	1.25%	1.25%
Distribution and Servicing Fee	0.50%	None	None
Other expenses[1]	0.50%	0.50%	0.10%
Total annual fund operating expenses	2.25%	1.75%	1.35%
[1]Other Expenses are based on estimated amounts for the current fiscal year. Other expenses include the Administration fee, custody fees, and other extraordinary expenses. Pursuant to the Administration Agreement, the Administrator receives an Administration Fee from which it pay all ordinary expenses of the Fund not assumed by the Fund.
[2]This table describes the fees and expenses that a Shareholder pays if they buy and hold Shares. Shareholders may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table above or the example below.
Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

EXPENSE EXAMPLE
The following example demonstrates the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical investment in the Fund. In calculating the following expense amounts, the Fund has assumed its direct and indirect annual operating expenses would remain at the percentage levels set forth in the table above.
An investor would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return.

	1 Year	3 Years
Class A Shares	$23	$70
Class I Shares	18	55
Class R Shares	14	43

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE
The Fund seeks to maximize total return.
INVESTMENT POLICIES AND STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securitized bond investments. Securitized bond investments are also referred to as “structured product securities” or “structured products.” Securitized bond investments include interests in pools of secured loans backed by commercial real estate, residential real estate, commercial or consumer loans, and securitizations such as agency and non-agency mortgage-backed securities (“MBS”) (including commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), and collateralized mortgage obligations (“CMOs”)), asset-backed securities (“ABS”), and other similar securities and related instruments. Shareholders will be given 60 days prior notice of any change in the Fund’s policy to invest at least 80% of net assets in securitized bond investments.
Agency MBS are issued or guaranteed by the U.S. government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in pools of mortgage loans issued or guaranteed by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Student Loan Marketing Association (“Sallie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). The Fund may also invest in other fixed income instruments, which include bonds, debt or credit securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities at the discretion of the Adviser.
The Adviser buys and sells securities based on a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, prepayment risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed income markets. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for income and/or capital appreciation in relation to the risk borne.
The Fund’s investments may be issued by U.S. and non-U.S. issuers. There is no limit on the percentage of the Fund’s assets that may be invested in the securities or loans of non-U.S. issuers or obligors, including, without limitation, securities of emerging markets issuers or obligors. However, the Fund anticipates that under normal circumstances, it will invest no more than 10% of its total assets in non-U.S. securities and U.S. securities of entities domiciled in non-U.S. countries. Fund investments may include private placement debt securities. The Fund may be the sole buyer of such securities designed for purchase by the Fund. There is no limit as to the percentage of the Fund’s portfolio that may be invested in such securities and the securities purchased by the Fund may be, by definition, illiquid investments for which there is currently no secondary market.
The Fund’s investments may be of any credit quality, including, without limitation, investments that are rated below investment grade (commonly referred to as “high yield” or “junk” instruments) or unrated but determined by the Adviser to be of comparable quality, or that are distressed (e.g., where a borrower is demonstrating adverse financial conditions and/or negative repayment trends but has not yet defaulted) or in default.
The Fund’s portfolio will be deemed to be non-diversified under the 1940 Act, meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund.
The Fund may invest in all money market instruments, U.S. Government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions (collectively, “Cash Positions”). The Fund may invest in Cash
Positions at any time to maintain liquidity, pending selection of investments by the Adviser, or if the Adviser believes that sufficient investment opportunities that meet the Fund’s investment criteria are not available.
INVESTMENT OBJECTIVE AND POLICIES
Investment Objective
The Fund seeks to maximize total return. The Fund's investment objective is not fundamental and may be changed without Shareholder approval. The Fund will provide 60 days' advance notice of any change in its investment objective.
Investment Policies and Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securitized bond investments. Securitized bond investments are also referred to as “structured product securities” or “structured products.” Securitized bond investments include interests in pools of secured loans backed by commercial real estate, residential real estate, commercial or consumer loans, and securitizations such as agency and non-agency MBS (including CMBS, RMBS, and CMOs), ABS, and other similar securities and related instruments. Shareholders will be given 60 days prior notice of any change in the Fund’s policy to invest at least 80% of net assets in securitized bond investments.
Agency MBS are issued or guaranteed by the U.S. government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in pools of mortgage loans issued or guaranteed by Ginnie Mae, Fannie Mae, Sallie Mae or Freddie Mac. The Fund may also invest in other fixed income instruments, which include bonds, debt or credit securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities at the discretion of the Adviser.
The Adviser buys and sells securities based on a a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, prepayment risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed income markets. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for income and/or capital appreciation in relation to the risk borne.
The Fund’s investments may be issued by U.S. and non-U.S. issuers. There is no limit on the percentage of the Fund’s assets that may be invested in the securities or loans of non-U.S. issuers or obligors, including, without limitation, securities of emerging markets issuers or obligors. However, the Fund anticipates that, under normal circumstances, it will invest no more than 10% of its total assets in non-U.S. securities and U.S. securities of entities domiciled in non-U.S. countries. Fund investments may include private placement debt securities. The Fund may be the sole buyer of such securities designed for purchase by the Fund. There is no limit as to the percentage of the Fund’s portfolio that may be invested in such securities and the securities purchased by the Fund may be, by definition, illiquid investments for which there is currently no secondary market.
The Fund’s investments may be of any credit quality, including, without limitation, investments that are rated below investment grade (commonly referred to as “high yield” or “junk” instruments) or unrated but determined by the Adviser to be of comparable quality, or that are distressed (i.e., where a borrower is demonstrating adverse financial conditions and/or negative repayment trends but has not yet defaulted) or in default.
The Fund’s portfolio will be deemed to be non-diversified under the 1940 Act, meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund.
The Fund may invest in all Cash Positions and at any time to maintain liquidity, pending selection of investments by the Adviser or if the Adviser believes that sufficient investment opportunities that meet the Fund’s investment criteria are not available.

Risk Factors [Table Text Block]
SUMMARY OF RISKS
The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment objective and an investor may lose money by investing in the Fund. Investors should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund. An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the FDIC or any other government agency.
For a more complete discussion of the risks of investing in the Fund, see “Risk Factors." Investors should consider carefully the following principal risks before investing in the Fund. Below are the main risks of investing in the Fund. All of the risks listed below are significant to the Fund, regardless of the order in which they appear.
Adjustable Rate Mortgage Loans Risk As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization. Other factors affecting prepayment of ARMs include changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgage properties, and servicing decisions.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related, and mortgage-backed securities, including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
CMOs and SMBSs, including those structured as interest only (“IOs”) and principal only (“POs”), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of non-payment. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of MBS. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
The values of IO and PO MBS are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid. The Fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If interest rates move in a manner not anticipated by the Adviser, the Fund could lose all or substantially all of its investment in inverse IOs.
Closed-End Structure Risk. The Fund is a closed-end investment company. It is designed for long-term investors and not as a trading vehicle. Unlike the shares of many closed-end investment companies, the Shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the Shares and the Fund expects that no secondary market will develop. Liquidity is provided to Shareholders only through the Fund's quarterly repurchase offers for no less than 5% of the Shares outstanding at NAV. There is no guarantee that Shareholders will be able to sell all of the Shares they desire in a quarterly repurchase offer.
Consumer Loans Risk. Investments in consumer loans expose the Fund to additional risks beyond those normally associated with more traditional debt instruments. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation. Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for loans and cause their value to decline rapidly and unpredictably. No active trading market may exist for some of the loans and certain loans may be subject to restrictions on resale. The inability to dispose of loans in a timely fashion could result in losses to the Fund. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Transactions involving bank loans may have significantly longer settlement periods than more traditional investments (settlement can take longer than seven days) and often involve borrowers whose financial condition is troubled or highly leveraged, which increases the risk that the Fund may not receive its proceeds in a timely manner or that the Fund may incur losses in order to pay redemption proceeds to its Shareholders. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities. When the Fund acquires a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations, but not the borrower. As a result, the Fund assumes the credit risk not only of the borrower, but also of the seller of the loan participation and any other parties interpositioned between the Fund and the borrower.
Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in Shares. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.
Current Market Environment Risk. Various sectors of the financial markets may experience an extended period of adverse conditions. Market uncertainty may increase dramatically, and these conditions may result in disruptions of the global credit markets, periods of reduced liquidity, greater general volatility, volatility of credit spreads, and a contraction of availability of credit and lack of price transparency. In particular, certain types of securitized vehicles may come under stress due to economic factors and trends, such as higher than expected interest rates, property vacancies and consumer stress. The Fund anticipates that a significant portion of its net assets may be illiquid and subject to these risks.
Distributions Risk. The Fund’s distributions may include a return of capital, thus reducing a Shareholder’s cost basis in their Shares and reducing the amount of capital available to the Fund for investment and likely increasing the Fund’s expense ratio. A Shareholder who receives a capital distribution may be subject to tax even though the Shareholder has experienced a net loss on their investment in the Fund. Any capital returned to Shareholders through distributions will be distributed after the payment of fees and expenses. Shareholders who periodically receive payment of a distribution consisting of a return of capital may be under the impression that they are receiving net income or profits when they are not. A return of capital to Shareholders is a return of a portion of their original investment in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net income or profit.
Extension Risk. If interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer. In periods of rising rates, the Fund may exhibit additional volatility.
Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and Ginnie Mae, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and Freddie Mac, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and Fannie Mae are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.
High Yield and Distressed Securities Risk. The Fund will purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. These investments may be issued by companies that are less creditworthy or financially distressed. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.
Inflation Risk. Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.
Interest Rate Risk. The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. a Shareholder’s investment will decline in value if the value of the Fund’s investments decreases.
Investment Company and Exchange Traded Fund Risk The Fund may invest in shares of other investment companies and ETFs. Shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. In addition, the Fund will be subject to the risks associated with the investment company or ETF's investments. The Fund does not intend to invest in affiliated investment companies.
Liquidity Risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. Liquidity risk may result from the lack of an active market or a reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified during times of market stress. The Fund may not be able to meet the requests to redeem Shares without significant dilution of remaining investors' interest in the Fund.
Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual investments will perform as anticipated.
Market Risk. The value of the Fund's investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the Fund, particular industries or overall securities markets. When the value of the Fund’s investments goes down, a Shareholder’s investment in the Fund decreases in value. A variety of factors including interest rate levels, recessions, inflation, U.S. economic growth, war or acts of terrorism, natural disasters, political events, supply chain disruptions, staff shortages and widespread public health issues affect the securities markets. These events may cause volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Fund holds, and may adversely affect the Fund's investments and operations. In addition, governmental responses to these events may negatively impact the capabilities of the Fund's service providers, disrupt the Fund's operations, result in substantial market volatility and adversely impact the prices and liquidity of the Fund's investments.
Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by a single corporate, economic, political or regulatory occurrence.
Non-U.S. and Emerging Markets Risk. The Fund may invest in non-U.S. securities and U.S. securities of companies domiciled in non-U.S. countries that may experience more rapid and extreme changes in value than the Fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible non-U.S. controls on investments, and less stringent investor protection and disclosure standards of non-U.S. markets. These risks are magnified in emerging markets as events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The market for the securities of issuers in emerging markets is typically small and low, and nonexistent trading volumes in those securities may result in a lack of liquidity and price volatility.
The Fund anticipates that, under normal circumstances, it will invest no more than 10% of its total assets in non-U.S. securities and U.S. securities of companies domiciled in non-U.S. countries.
Participation Notes and Participatory Notes Risk. P-notes, designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions, represent interest in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is risk that the entity issuing the note may not be able to honor its financial commitments. The liquidity of a P-note reflects the liquidity in the underlying security. At times, it may be more illiquid than trading the underlying security as broker selection is restricted to the underwriter of the P-note.
Prepayment and Call Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Real Estate Risk. Real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions.
Repurchase Offer Risks. Although the Fund intends to implement a quarterly Share repurchase program, there is no guarantee that an investor will be able to sell all of the Shares he or she desires to sell. Accordingly, the Fund should be considered an illiquid investment.
Sector Emphasis Risk.  The Fund from time to time, may invest 25% or more of its assets in one or more sectors, subjecting the Fund to sector emphasis risk. This is the risk that the fund is subject to a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector in which a fund has a focused position, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.
Sovereign Debt Risk. Sovereign debt is issued or guaranteed by non-U.S. government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt due to cash flow problems, insufficient foreign currency reserves, political considerations, social changes, the relative size of its debt position to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting amounts owed on sovereign debt, such as bankruptcy proceedings, that a government does not pay.
Unrated Securities Risk. The Fund may purchase unrated securities which are not rated by a rating agency. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security’s comparative credit rating.
Accordingly, the Fund should be considered a speculative investment that entails substantial risks, and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.
Variable and Floating Rate Securities Risk. Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Conversely, floating or variable rate securities will not generally increase in value if interest rates decline. The impact of interest rate changes on floating or variable rate securities is typically mitigated by the periodic interest rate reset of the investments. Floating or variable rate securities are often subject to restrictions on resale, which can result in reduced liquidity.
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities Risk. The market value of these securities are generally more volatile than the market value of, and is more likely to respond to a greater degree to changes in interest rates than, other fixed income securities with similar maturities and credit quality that pay interest periodically. Actions required by federal income tax law may reduce the assets to which the Fund’s expenses could otherwise be allocated and may reduce the Fund’s rate of return.
The Fund accrues income with respect to zero-coupon and PIK securities prior to the receipt of cash payments. Deferred payment securities are securities that remain zero-coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. These interest payments are subject to the risk that the borrower may default when the deferred payments are due. While interest payments are not made on such securities, holders of such securities are deemed to have received “phantom income.” Because the Fund will distribute “phantom income” to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income-producing securities. Zero-coupon, PIK and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions or changes in interest rates than comparably rated securities paying cash interest at regular interest payment periods. In addition, such instruments may have unreliable valuations because their accruals require judgments about ultimate collectability of deferred payments and the value of the associated collateral. To the extent such securities result in higher valuations than other securities, they may provide certain benefits to the Adviser, including increasing the Management Fee.
RISK FACTORS
The risks below include risks associated with investment in the Fund specifically, as well as risks generally associated with investment in the Fund with investment objectives, policies, capital structure or trading markets similar to the Fund's. There may be circumstances that could prevent the Fund from achieving its investment objective and an investor may lose money by investing in the Fund. Investors should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund. An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the FDIC or any other government agency. All of the risks listed below are significant to the Fund, regardless of the order in which they appear.
Adjustable Rate Mortgage Loans Risk. ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to “lock-in” a lower fixed interest rate. Conversely, if prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization.
Other factors affecting prepayment of ARMs include changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgage properties and servicing decisions.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities, including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
CMOs and SMBSs, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other MBS. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of non-payment. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of MBS. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
The values of IO and PO MBS are more volatile than other types of MBS. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of IOs, while a rapid or unexpected decrease could have the same effect on POs. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid. The Fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If interest rates move in a manner not anticipated by the Adviser, the Fund could lose all or substantially all of its investment in inverse IOs.
Closed End Structure Risk. The Fund is a closed-end investment company. It is designed for long-term investors and not as a trading vehicle. Unlike many closed-end investment companies, the Shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Liquidity is provided to Shareholders only through the Fund's quarterly repurchase offers for no less than 5% of the Shares outstanding at NAV. There is no guarantee that Shareholders will be able to sell all of the Shares they desire in a quarterly repurchase offer.
Consumer Loans Risk. Investments in consumer loans expose the Fund to additional risks beyond those normally associated with more traditional debt instruments. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation and the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the borrower. Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for loans and cause their value to decline rapidly and unpredictably. No active trading market may exist for some of the loans and certain loans may be subject to restrictions on resale. The inability to dispose of loans in a timely fashion could result in losses to the Fund. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Transactions involving bank loans may have significantly longer settlement periods than more traditional investments (settlement can take longer than seven days) and often involve borrowers whose financial condition is troubled or highly leveraged, which increases the risk that the Fund may not receive its proceeds in a timely manner or that the Fund may incur losses in order to pay redemption proceeds to its Shareholders. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities. Consequently, there may be less public information available about the Fund’s investments and the market for certain loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. As a result, the Fund may be more dependent upon the analytical ability of the Adviser.
When the Fund acquires a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations, but not the borrower. As a result, the Fund assumes the credit risk not only of the borrower, but also of the seller of the loan participation and any other parties interpositioned between the Fund and the borrower.
Under a loan participation, the Fund may have no direct rights to enforce the terms of the loan against the borrower. The Fund may not benefit directly from the collateral supporting the loan in which it has purchased the loan participations or assignments. Loans are subject to prepayment risks. Gains and losses associated with prepayments will increase or decrease the Fund’s yield and the income available for distribution by the Fund. When loans are prepaid, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for loans, resulting in an unexpected capital loss and/ or a decrease in the amount of dividends and yield.
Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in Shares. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.
Current Market Environment Risk. Various sectors of the financial markets may experience an extended period of adverse conditions. Market uncertainty may increase dramatically, and these conditions may result in disruptions of the global credit markets, periods of reduced liquidity, greater general volatility, volatility of credit spreads, and a contraction of availability of credit and lack of price transparency. In particular, certain types of securitized vehicles may come under stress due to economic factors and trends, such as higher than expected interest rates, property vacancies and consumer stress. The Fund anticipates that a significant portion of its net assets may be illiquid and subject to these risks.
Distributions Risk. The Fund’s distributions may include a return of capital, thus, reducing a Shareholder’s cost basis in their Shares and reducing the amount of capital available to the Fund for investment and likely increasing the Fund’s expense ratio. A Shareholder who receives a capital distribution may be subject to tax even though the Shareholder has experienced a net loss on their investment in the Fund. Any capital returned to Shareholders through distributions will be distributed after the payment of fees and expenses. Shareholders who periodically receive payment of a distribution consisting of a return of capital may be under the impression that they are receiving net income or profits when they are not. A return of capital to Shareholders is a return of a portion of their original investment in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net income or profit.
Extension Risk. If interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer. In periods of rising rates, the Fund may exhibit additional volatility.
Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and Ginnie Mae, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and Freddie Mac, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and Fannie Mae are supported by the agency’s right to borrow money from the U.S.
Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.
High Yield and Distressed Securities Risk. The Fund will purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities. Issuers of these securities may be distressed and undergoing restructuring, bankruptcy, or other proceedings in an attempt to avoid insolvency. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield and distressed company securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities and debt securities of distressed companies may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. The Fund may invest in securities that are in default with respect to the payment of interest or repayment of principal, or present an imminent risk of default with respect to such payments. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.
The market values of high yield securities tend to reflect individual developments of the issuer to a greater extent than do higher-quality securities, which tend to react mainly to fluctuations in the general level of interest rates. In addition, lower-quality debt securities tend to be more sensitive to general economic conditions.
Inflation Risk. Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.
Interest Rate Risk. The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. A Shareholder’s investment will decline in value if the value of the Fund’s investments decreases.
Investment Company and Exchange Traded Fund Risk. The Fund may invest in shares of other investment companies and ETFs. Shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. In addition, the Fund will be subject to the risks associated with the investment company or ETF's investments. The price movement of an ETF may not track the underlying index and may result in a loss. The closed-end investment company or ETF may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant volatility or stress, causing investors to pay significantly more or less than the value of the ETF's underlying portfolio. Furthermore, investments in other funds could affect the timing, amount and character of distributions to Shareholders, and therefore, may increase the amount of taxes payable by investors in the Fund. The Fund does not intend to invest in affiliated investment companies.
Liquidity Risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. Liquidity risk may result from the lack of an active market or a reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified during times of market stress. The Fund may not be able to meet the requests to redeem Shares without significant dilution of remaining investors' interest in the Fund.
Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual investments will perform as anticipated.
Market Risk. The value of the Fund's investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the Fund, particular industries or overall securities markets. When the value of the Fund’s investments goes down, a Shareholder’s investment in the Fund decreases in value. A variety of factors including interest rate levels, recessions, inflation, U.S. economic growth, war or acts of terrorism, natural disasters, political events, supply chain disruptions, staff shortages and widespread public health issues affect the securities markets. These events may cause volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the
Fund holds, and may adversely affect the Fund's investments and operations. In addition, governmental responses to these events may negatively impact the capabilities of the Fund's service providers, disrupt the Fund's operations, result in substantial market volatility and adversely impact the prices and liquidity of the Fund's investments.
Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by a single corporate, economic, political or regulatory occurrence.
Non-U.S. and Emerging Markets Risk. The Fund may invest in non-U.S. securities and U.S. securities of companies domiciled in non-U.S. countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible non-U.S. controls on investments, and less stringent investor protection and disclosure standards of non-U.S. markets. These risks are magnified in emerging markets as events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The market for the securities of issuers in emerging markets is typically small and low, and nonexistent trading volumes in those securities may result in a lack of liquidity and price volatility.
The Fund anticipates that, under normal circumstances, it will invest no more than 10% of its total assets in non-U.S. securities and U.S. securities of companies domiciled in non-U.S. countries.
Participatory Notes Risk. P-notes are equity access products structured as debt obligations issued by banks or broker-dealers that are designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions. The performance results of P-notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in P- notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. In addition, P-notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with the Fund. Some P-notes may be considered illiquid.
Prepayment and Call Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Real Estate Risk. Real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, changes in general economic and market conditions, casualty and condemnation losses, availability of financing, and local and regional market conditions. The value of real estate related investments may also be affected by changes in interest rates, macroeconomic developments, and social and economic trends.
Repurchase Offers Risks. As described under “Quarterly Share Repurchase Program,” the Fund is an “interval fund” and, in order to provide liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See “Quarterly Share Repurchase Program.”
Sector Emphasis Risk.  The Fund, from time to time, may invest 25% or more of its assets in one or more sectors, subjecting the Fund to sector emphasis risk. This is the risk that the Fund is subject to a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector in which the Fund has a focused position, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.
Sovereign Debt Risk. Sovereign debt is issued or guaranteed by non-U.S. government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt due to cash flow problems, insufficient foreign currency reserves, political considerations, social changes, the relative size of its debt position to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting amounts owed on sovereign debt, such as bankruptcy proceedings, that a government does not pay.
Unrated Securities Risk. The Fund may purchase unrated securities that are not rated by a rating agency. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security’s comparative credit rating.
Accordingly, the Fund should be considered a speculative investment that entails substantial risks, and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.
Variable and Floating Rate Instrument Risk. Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Conversely, floating or variable rate securities will not generally increase in value if interest rates decline. The impact of interest rate changes on floating or variable rate securities is typically mitigated by the periodic interest rate reset of the investments. Floating or variable rate securities are often subject to restrictions on resale, which can result in reduced liquidity.
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities. The market value of zero-coupon, PIK, and deferred payment securities generally are more volatile than the market value of, and is more likely to respond to a greater degree to changes in interest rates than, other fixed income securities with similar maturities and credit quality that pay interest periodically. Actions required by federal income tax law may reduce the assets to which the Fund’s expenses could otherwise be allocated and may reduce the Fund’s rate of return.
The Fund accrues income with respect to zero-coupon and PIK securities prior to the receipt of cash payments. Deferred payment securities are securities that remain zero-coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. These interest payments are subject to the risk that the borrower may default when the deferred payments are due. While interest payments are not made on such securities, holders of such securities are deemed to have received “phantom income.” Because the Fund will distribute “phantom income” to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income-producing securities. Zero-coupon, PIK, and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions or changes in interest rates than comparably rated securities paying cash interest at regular interest payment periods. In addition, such instruments may have unreliable valuations because their accruals require judgments about ultimate collectability of deferred payments and the value of the associated collateral. To the extent such securities result in higher valuations than other securities, they may provide certain benefits to the Adviser, including increasing the Management Fee.
Other Risks Relating to the Fund
General Risks.  All funds carry a certain amount of risk. An investor may lose money on their investment in the Fund. The Fund is subject to management risk because it is an actively managed fund. The Fund may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met.
Convertible Securities Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.
Cybersecurity Risk. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached due to both intentional and unintentional events. The Fund and Shareholders could be negatively impacted as a result of a cybersecurity breach.
Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invest; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Shareholders); and other parties.
Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund's business operations, potentially resulting in financial losses; may negatively impact the financial condition of an issuer, counterparty or other market participant; interference with the Fund's ability to calculate their NAVs; impediments to trading; the inability of the Fund's, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.
In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future. Neither the Fund or the Adviser control the cybersecurity systems of issuers or third-party service providers.
Illiquid Securities Risk.  The Adviser anticipates a portion of the Fund's investments to be in securities that are illiquid. An illiquid investment is any investment that cannot be disposed of in current market conditions within seven days in the normal course of business at approximately the amount at which it is valued by the Fund and without significantly changing the value of the investment. The price the Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. In addition, there may be no market or a limited market in which to sell illiquid securities.
Inflation-Indexed Bonds Risk.  Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
Large Shareholder Redemption Risk.  Certain individuals accounts, or institutions, including the Adviser and its affiliates, may from time to time own or control a substantial amount of Shares. There is no requirement that these entities maintain their investment in the Fund.
Maturity Risk.  In certain situations the Fund may purchase a bond of a given maturity as an alternative to another bond of a different maturity. Ordinarily, under these circumstances, the Fund will make an adjustment to account for the interest rate risk differential in the two bonds. This adjustment, however, makes an assumption about how the interest rates at different maturities will move. To the extent that the yield movements deviate from this assumption, there is a yield-curve or maturity risk. Another situation where yield-curve risk should be considered is in the analysis of bond swap transactions where the potential incremental returns are dependent entirely on the parallel shift assumption for the yield curve.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL STRUCTURE AND SHARES
The Fund is an unincorporated statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on May 2, 2024. The Declaration of Trust provides that the Board may authorize an unlimited number of Shares. The Fund does not intend to hold annual meetings of its Shareholders.
Shares of Beneficial Interest
The Declaration of Trust, which has been filed with the SEC, authorizes the Fund’s issuance of an unlimited number of full and fractional Shares of beneficial interest, no par value. Shareholders will be entitled to the payment of Distributions when, as and if declared by the Board. The Fund currently intends to make dividend distributions to its Shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, no less frequently than quarterly. Unless the registered owner of Shares elects to receive cash, all dividends declared on Shares will be automatically reinvested for Shareholders in additional Shares. See “Dividend Reinvestment Policy.” The 1940 Act may limit the payment of distributions to Shareholders.
Each whole Share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its Shareholders. The Shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive rights associated with the Shares. The Declaration of Trust provides that the Shareholders are not liable for any liabilities of the Fund. Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.
Share Classes
The Fund is registering an unlimited number of three classes of Shares of beneficial interest of the Fund on a continuous basis. The Fund is currently offering Class R Shares.
The Fund has applied for exemptive relief from the SEC to, among other things, permit the Fund to issue multiple classes of Shares, impose a Distribution and Servicing Fee, and assess early-withdrawal fees as applicable. There is no assurance, however, that the relief will be granted. Until such exemptive relief is granted, the Fund will only offer one class of Shares. An investment in any Share class of the Fund represents an investment in the same assets of the Fund. However, the minimum investment amounts, sales loads, if applicable, and ongoing fees and expenses for each Share class may be different. The fees and expenses for the Fund are set forth in “Summary of Fund Fees and Expenses.” The Fund may offer additional classes of Shares in the future. Until the Fund registers a new Share class, the Fund will only offer the Class A Shares, Class I Shares, and Class R Shares.
Outstanding Securities
The following table sets forth information about the Fund’s outstanding Shares as of September 11, 2024:

Title of Shares of Beneficial Interest	Amount Authorized	Amount Held by the Fund for its Own Account	Amount Outstanding
Class A Shares	Unlimited	None	None
Class I Shares	Unlimited	None	None
Class R Shares	Unlimited	None	10,000

Security Dividends [Text Block]
The Declaration of Trust, which has been filed with the SEC, authorizes the Fund’s issuance of an unlimited number of full and fractional Shares of beneficial interest, no par value. Shareholders will be entitled to the payment of Distributions when, as and if declared by the Board. The Fund currently intends to make dividend distributions to its Shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, no less frequently than quarterly. Unless the registered owner of Shares elects to receive cash, all dividends declared on Shares will be automatically reinvested for Shareholders in additional Shares. See “Dividend Reinvestment Policy.” The 1940 Act may limit the payment of distributions to Shareholders.

Security Voting Rights [Text Block]	Each whole Share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC.
Security Preemptive and Other Rights [Text Block]	There are no pre-emptive rights associated with the Shares. The Declaration of Trust provides that the Shareholders are not liable for any liabilities of the Fund.
Security Obligations of Ownership [Text Block]	Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.
Adjustable Rate Mortgage Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Adjustable Rate Mortgage Loans Risk As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization. Other factors affecting prepayment of ARMs include changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgage properties, and servicing decisions.
Adjustable Rate Mortgage Loans Risk. ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to “lock-in” a lower fixed interest rate. Conversely, if prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization.
Other factors affecting prepayment of ARMs include changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgage properties and servicing decisions.

Asset-Backed, Mortgage-Related And Mortgage-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related, and mortgage-backed securities, including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
CMOs and SMBSs, including those structured as interest only (“IOs”) and principal only (“POs”), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of non-payment. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of MBS. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
The values of IO and PO MBS are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid. The Fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If interest rates move in a manner not anticipated by the Adviser, the Fund could lose all or substantially all of its investment in inverse IOs.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities, including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
CMOs and SMBSs, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other MBS. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of non-payment. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of MBS. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
The values of IO and PO MBS are more volatile than other types of MBS. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of IOs, while a rapid or unexpected decrease could have the same effect on POs. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid. The Fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If interest rates move in a manner not anticipated by the Adviser, the Fund could lose all or substantially all of its investment in inverse IOs.

Closed End Structure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Closed-End Structure Risk. The Fund is a closed-end investment company. It is designed for long-term investors and not as a trading vehicle. Unlike the shares of many closed-end investment companies, the Shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the Shares and the Fund expects that no secondary market will develop. Liquidity is provided to Shareholders only through the Fund's quarterly repurchase offers for no less than 5% of the Shares outstanding at NAV. There is no guarantee that Shareholders will be able to sell all of the Shares they desire in a quarterly repurchase offer.
Closed End Structure Risk. The Fund is a closed-end investment company. It is designed for long-term investors and not as a trading vehicle. Unlike many closed-end investment companies, the Shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Liquidity is provided to Shareholders only through the Fund's quarterly repurchase offers for no less than 5% of the Shares outstanding at NAV. There is no guarantee that Shareholders will be able to sell all of the Shares they desire in a quarterly repurchase offer.

Consumer Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Consumer Loans Risk. Investments in consumer loans expose the Fund to additional risks beyond those normally associated with more traditional debt instruments. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation. Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for loans and cause their value to decline rapidly and unpredictably. No active trading market may exist for some of the loans and certain loans may be subject to restrictions on resale. The inability to dispose of loans in a timely fashion could result in losses to the Fund. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Transactions involving bank loans may have significantly longer settlement periods than more traditional investments (settlement can take longer than seven days) and often involve borrowers whose financial condition is troubled or highly leveraged, which increases the risk that the Fund may not receive its proceeds in a timely manner or that the Fund may incur losses in order to pay redemption proceeds to its Shareholders. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities. When the Fund acquires a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations, but not the borrower. As a result, the Fund assumes the credit risk not only of the borrower, but also of the seller of the loan participation and any other parties interpositioned between the Fund and the borrower.
Consumer Loans Risk. Investments in consumer loans expose the Fund to additional risks beyond those normally associated with more traditional debt instruments. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation and the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the borrower. Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for loans and cause their value to decline rapidly and unpredictably. No active trading market may exist for some of the loans and certain loans may be subject to restrictions on resale. The inability to dispose of loans in a timely fashion could result in losses to the Fund. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Transactions involving bank loans may have significantly longer settlement periods than more traditional investments (settlement can take longer than seven days) and often involve borrowers whose financial condition is troubled or highly leveraged, which increases the risk that the Fund may not receive its proceeds in a timely manner or that the Fund may incur losses in order to pay redemption proceeds to its Shareholders. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities. Consequently, there may be less public information available about the Fund’s investments and the market for certain loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. As a result, the Fund may be more dependent upon the analytical ability of the Adviser.
When the Fund acquires a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations, but not the borrower. As a result, the Fund assumes the credit risk not only of the borrower, but also of the seller of the loan participation and any other parties interpositioned between the Fund and the borrower.
Under a loan participation, the Fund may have no direct rights to enforce the terms of the loan against the borrower. The Fund may not benefit directly from the collateral supporting the loan in which it has purchased the loan participations or assignments. Loans are subject to prepayment risks. Gains and losses associated with prepayments will increase or decrease the Fund’s yield and the income available for distribution by the Fund. When loans are prepaid, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for loans, resulting in an unexpected capital loss and/ or a decrease in the amount of dividends and yield.

Credit Risk1 [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in Shares. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.
Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in Shares. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.
Current Market Environment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Current Market Environment Risk. Various sectors of the financial markets may experience an extended period of adverse conditions. Market uncertainty may increase dramatically, and these conditions may result in disruptions of the global credit markets, periods of reduced liquidity, greater general volatility, volatility of credit spreads, and a contraction of availability of credit and lack of price transparency. In particular, certain types of securitized vehicles may come under stress due to economic factors and trends, such as higher than expected interest rates, property vacancies and consumer stress. The Fund anticipates that a significant portion of its net assets may be illiquid and subject to these risks.

Distributions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distributions Risk. The Fund’s distributions may include a return of capital, thus reducing a Shareholder’s cost basis in their Shares and reducing the amount of capital available to the Fund for investment and likely increasing the Fund’s expense ratio. A Shareholder who receives a capital distribution may be subject to tax even though the Shareholder has experienced a net loss on their investment in the Fund. Any capital returned to Shareholders through distributions will be distributed after the payment of fees and expenses. Shareholders who periodically receive payment of a distribution consisting of a return of capital may be under the impression that they are receiving net income or profits when they are not. A return of capital to Shareholders is a return of a portion of their original investment in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net income or profit.
Distributions Risk. The Fund’s distributions may include a return of capital, thus, reducing a Shareholder’s cost basis in their Shares and reducing the amount of capital available to the Fund for investment and likely increasing the Fund’s expense ratio. A Shareholder who receives a capital distribution may be subject to tax even though the Shareholder has experienced a net loss on their investment in the Fund. Any capital returned to Shareholders through distributions will be distributed after the payment of fees and expenses. Shareholders who periodically receive payment of a distribution consisting of a return of capital may be under the impression that they are receiving net income or profits when they are not. A return of capital to Shareholders is a return of a portion of their original investment in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net income or profit.

Extension Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Extension Risk. If interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer. In periods of rising rates, the Fund may exhibit additional volatility.

Government Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and Ginnie Mae, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and Freddie Mac, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and Fannie Mae are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.
Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and Ginnie Mae, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and Freddie Mac, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and Fannie Mae are supported by the agency’s right to borrow money from the U.S.
Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

High Yield And Distressed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield and Distressed Securities Risk. The Fund will purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. These investments may be issued by companies that are less creditworthy or financially distressed. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.
High Yield and Distressed Securities Risk. The Fund will purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities. Issuers of these securities may be distressed and undergoing restructuring, bankruptcy, or other proceedings in an attempt to avoid insolvency. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield and distressed company securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities and debt securities of distressed companies may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. The Fund may invest in securities that are in default with respect to the payment of interest or repayment of principal, or present an imminent risk of default with respect to such payments. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.
The market values of high yield securities tend to reflect individual developments of the issuer to a greater extent than do higher-quality securities, which tend to react mainly to fluctuations in the general level of interest rates. In addition, lower-quality debt securities tend to be more sensitive to general economic conditions.
Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation Risk. Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.
Inflation Risk. Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

Interest Rate Risk1 [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk. The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. a Shareholder’s investment will decline in value if the value of the Fund’s investments decreases.
Interest Rate Risk. The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. A Shareholder’s investment will decline in value if the value of the Fund’s investments decreases.
Investment Company And Exchange Traded Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Company and Exchange Traded Fund Risk The Fund may invest in shares of other investment companies and ETFs. Shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. In addition, the Fund will be subject to the risks associated with the investment company or ETF's investments. The Fund does not intend to invest in affiliated investment companies.
Investment Company and Exchange Traded Fund Risk. The Fund may invest in shares of other investment companies and ETFs. Shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. In addition, the Fund will be subject to the risks associated with the investment company or ETF's investments. The price movement of an ETF may not track the underlying index and may result in a loss. The closed-end investment company or ETF may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant volatility or stress, causing investors to pay significantly more or less than the value of the ETF's underlying portfolio. Furthermore, investments in other funds could affect the timing, amount and character of distributions to Shareholders, and therefore, may increase the amount of taxes payable by investors in the Fund. The Fund does not intend to invest in affiliated investment companies.
Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Liquidity Risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. Liquidity risk may result from the lack of an active market or a reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified during times of market stress. The Fund may not be able to meet the requests to redeem Shares without significant dilution of remaining investors' interest in the Fund.
Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual investments will perform as anticipated.
Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk. The value of the Fund's investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the Fund, particular industries or overall securities markets. When the value of the Fund’s investments goes down, a Shareholder’s investment in the Fund decreases in value. A variety of factors including interest rate levels, recessions, inflation, U.S. economic growth, war or acts of terrorism, natural disasters, political events, supply chain disruptions, staff shortages and widespread public health issues affect the securities markets. These events may cause volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Fund holds, and may adversely affect the Fund's investments and operations. In addition, governmental responses to these events may negatively impact the capabilities of the Fund's service providers, disrupt the Fund's operations, result in substantial market volatility and adversely impact the prices and liquidity of the Fund's investments.
Market Risk. The value of the Fund's investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the Fund, particular industries or overall securities markets. When the value of the Fund’s investments goes down, a Shareholder’s investment in the Fund decreases in value. A variety of factors including interest rate levels, recessions, inflation, U.S. economic growth, war or acts of terrorism, natural disasters, political events, supply chain disruptions, staff shortages and widespread public health issues affect the securities markets. These events may cause volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the
Fund holds, and may adversely affect the Fund's investments and operations. In addition, governmental responses to these events may negatively impact the capabilities of the Fund's service providers, disrupt the Fund's operations, result in substantial market volatility and adversely impact the prices and liquidity of the Fund's investments.
Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by a single corporate, economic, political or regulatory occurrence.
Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by a single corporate, economic, political or regulatory occurrence.

Non-U.S. And Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-U.S. and Emerging Markets Risk. The Fund may invest in non-U.S. securities and U.S. securities of companies domiciled in non-U.S. countries that may experience more rapid and extreme changes in value than the Fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible non-U.S. controls on investments, and less stringent investor protection and disclosure standards of non-U.S. markets. These risks are magnified in emerging markets as events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The market for the securities of issuers in emerging markets is typically small and low, and nonexistent trading volumes in those securities may result in a lack of liquidity and price volatility.
The Fund anticipates that, under normal circumstances, it will invest no more than 10% of its total assets in non-U.S. securities and U.S. securities of companies domiciled in non-U.S. countries.
Non-U.S. and Emerging Markets Risk. The Fund may invest in non-U.S. securities and U.S. securities of companies domiciled in non-U.S. countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible non-U.S. controls on investments, and less stringent investor protection and disclosure standards of non-U.S. markets. These risks are magnified in emerging markets as events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The market for the securities of issuers in emerging markets is typically small and low, and nonexistent trading volumes in those securities may result in a lack of liquidity and price volatility.
The Fund anticipates that, under normal circumstances, it will invest no more than 10% of its total assets in non-U.S. securities and U.S. securities of companies domiciled in non-U.S. countries.

Participation Notes And Participatory Notes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Participation Notes and Participatory Notes Risk. P-notes, designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions, represent interest in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is risk that the entity issuing the note may not be able to honor its financial commitments. The liquidity of a P-note reflects the liquidity in the underlying security. At times, it may be more illiquid than trading the underlying security as broker selection is restricted to the underwriter of the P-note.

Prepayment And Call Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment and Call Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Prepayment and Call Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Real Estate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Risk. Real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions.
Real Estate Risk. Real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, changes in general economic and market conditions, casualty and condemnation losses, availability of financing, and local and regional market conditions. The value of real estate related investments may also be affected by changes in interest rates, macroeconomic developments, and social and economic trends.
Repurchase Offer Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Offer Risks. Although the Fund intends to implement a quarterly Share repurchase program, there is no guarantee that an investor will be able to sell all of the Shares he or she desires to sell. Accordingly, the Fund should be considered an illiquid investment.

Sector Emphasis Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Sector Emphasis Risk.  The Fund from time to time, may invest 25% or more of its assets in one or more sectors, subjecting the Fund to sector emphasis risk. This is the risk that the fund is subject to a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector in which a fund has a focused position, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.
Sector Emphasis Risk. The Fund, from time to time, may invest 25% or more of its assets in one or more sectors, subjecting the Fund to sector emphasis risk. This is the risk that the Fund is subject to a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector in which the Fund has a focused position, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.
Sovereign Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Sovereign Debt Risk. Sovereign debt is issued or guaranteed by non-U.S. government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt due to cash flow problems, insufficient foreign currency reserves, political considerations, social changes, the relative size of its debt position to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting amounts owed on sovereign debt, such as bankruptcy proceedings, that a government does not pay.
Sovereign Debt Risk. Sovereign debt is issued or guaranteed by non-U.S. government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt due to cash flow problems, insufficient foreign currency reserves, political considerations, social changes, the relative size of its debt position to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting amounts owed on sovereign debt, such as bankruptcy proceedings, that a government does not pay.

Unrated Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Unrated Securities Risk. The Fund may purchase unrated securities which are not rated by a rating agency. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security’s comparative credit rating.
Accordingly, the Fund should be considered a speculative investment that entails substantial risks, and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.
Unrated Securities Risk. The Fund may purchase unrated securities that are not rated by a rating agency. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security’s comparative credit rating.
Accordingly, the Fund should be considered a speculative investment that entails substantial risks, and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.

Variable And Floating Rate Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Variable and Floating Rate Securities Risk. Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Conversely, floating or variable rate securities will not generally increase in value if interest rates decline. The impact of interest rate changes on floating or variable rate securities is typically mitigated by the periodic interest rate reset of the investments. Floating or variable rate securities are often subject to restrictions on resale, which can result in reduced liquidity.

Zero-Coupon, Pay-n-Kind And Deferred Payment Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities Risk. The market value of these securities are generally more volatile than the market value of, and is more likely to respond to a greater degree to changes in interest rates than, other fixed income securities with similar maturities and credit quality that pay interest periodically. Actions required by federal income tax law may reduce the assets to which the Fund’s expenses could otherwise be allocated and may reduce the Fund’s rate of return.
The Fund accrues income with respect to zero-coupon and PIK securities prior to the receipt of cash payments. Deferred payment securities are securities that remain zero-coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. These interest payments are subject to the risk that the borrower may default when the deferred payments are due. While interest payments are not made on such securities, holders of such securities are deemed to have received “phantom income.” Because the Fund will distribute “phantom income” to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income-producing securities. Zero-coupon, PIK and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions or changes in interest rates than comparably rated securities paying cash interest at regular interest payment periods. In addition, such instruments may have unreliable valuations because their accruals require judgments about ultimate collectability of deferred payments and the value of the associated collateral. To the extent such securities result in higher valuations than other securities, they may provide certain benefits to the Adviser, including increasing the Management Fee.
Current Market [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Current Market Environment Risk. Various sectors of the financial markets may experience an extended period of adverse conditions. Market uncertainty may increase dramatically, and these conditions may result in disruptions of the global credit markets, periods of reduced liquidity, greater general volatility, volatility of credit spreads, and a contraction of availability of credit and lack of price transparency. In particular, certain types of securitized vehicles may come under stress due to economic factors and trends, such as higher than expected interest rates, property vacancies and consumer stress. The Fund anticipates that a significant portion of its net assets may be illiquid and subject to these risks.

Participatory Notes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Participatory Notes Risk. P-notes are equity access products structured as debt obligations issued by banks or broker-dealers that are designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions. The performance results of P-notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in P- notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. In addition, P-notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with the Fund. Some P-notes may be considered illiquid.

Repurchase Offers Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Offers Risks. As described under “Quarterly Share Repurchase Program,” the Fund is an “interval fund” and, in order to provide liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See “Quarterly Share Repurchase Program.”

Variable And Floating Rate Instrument Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Variable and Floating Rate Instrument Risk. Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Conversely, floating or variable rate securities will not generally increase in value if interest rates decline. The impact of interest rate changes on floating or variable rate securities is typically mitigated by the periodic interest rate reset of the investments. Floating or variable rate securities are often subject to restrictions on resale, which can result in reduced liquidity.

Zero-Coupon, Pay-In-Kind And Deferred Payment Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities. The market value of zero-coupon, PIK, and deferred payment securities generally are more volatile than the market value of, and is more likely to respond to a greater degree to changes in interest rates than, other fixed income securities with similar maturities and credit quality that pay interest periodically. Actions required by federal income tax law may reduce the assets to which the Fund’s expenses could otherwise be allocated and may reduce the Fund’s rate of return.
The Fund accrues income with respect to zero-coupon and PIK securities prior to the receipt of cash payments. Deferred payment securities are securities that remain zero-coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. These interest payments are subject to the risk that the borrower may default when the deferred payments are due. While interest payments are not made on such securities, holders of such securities are deemed to have received “phantom income.” Because the Fund will distribute “phantom income” to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income-producing securities. Zero-coupon, PIK, and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions or changes in interest rates than comparably rated securities paying cash interest at regular interest payment periods. In addition, such instruments may have unreliable valuations because their accruals require judgments about ultimate collectability of deferred payments and the value of the associated collateral. To the extent such securities result in higher valuations than other securities, they may provide certain benefits to the Adviser, including increasing the Management Fee.
General Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Risks.  All funds carry a certain amount of risk. An investor may lose money on their investment in the Fund. The Fund is subject to management risk because it is an actively managed fund. The Fund may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity Risk. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached due to both intentional and unintentional events. The Fund and Shareholders could be negatively impacted as a result of a cybersecurity breach.
Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invest; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Shareholders); and other parties.
Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund's business operations, potentially resulting in financial losses; may negatively impact the financial condition of an issuer, counterparty or other market participant; interference with the Fund's ability to calculate their NAVs; impediments to trading; the inability of the Fund's, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.
In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future. Neither the Fund or the Adviser control the cybersecurity systems of issuers or third-party service providers.
Illiquid Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Illiquid Securities Risk. The Adviser anticipates a portion of the Fund's investments to be in securities that are illiquid. An illiquid investment is any investment that cannot be disposed of in current market conditions within seven days in the normal course of business at approximately the amount at which it is valued by the Fund and without significantly changing the value of the investment. The price the Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. In addition, there may be no market or a limited market in which to sell illiquid securities.
Inflation-Indexed Bonds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Inflation-Indexed Bonds Risk. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
Large Shareholder Redemption Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Large Shareholder Redemption Risk. Certain individuals accounts, or institutions, including the Adviser and its affiliates, may from time to time own or control a substantial amount of Shares. There is no requirement that these entities maintain their investment in the Fund.
Maturity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Maturity Risk.  In certain situations the Fund may purchase a bond of a given maturity as an alternative to another bond of a different maturity. Ordinarily, under these circumstances, the Fund will make an adjustment to account for the interest rate risk differential in the two bonds. This adjustment, however, makes an assumption about how the interest rates at different maturities will move. To the extent that the yield movements deviate from this assumption, there is a yield-curve or maturity risk. Another situation where yield-curve risk should be considered is in the analysis of bond swap transactions where the potential incremental returns are dependent entirely on the parallel shift assumption for the yield curve.
Class A [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.25%
Distribution/Servicing Fees [Percent]	0.50%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.50%
Total Annual Expenses [Percent]	2.25%
Expense Example, Year 01	$ 23
Expense Example, Years 1 to 3	$ 70
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A Shares
Class I [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.25%
Distribution/Servicing Fees [Percent]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.50%
Total Annual Expenses [Percent]	1.75%
Expense Example, Year 01	$ 18
Expense Example, Years 1 to 3	$ 55
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I Shares
Class R [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.25%
Distribution/Servicing Fees [Percent]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.10%
Total Annual Expenses [Percent]	1.35%
Expense Example, Year 01	$ 14
Expense Example, Years 1 to 3	$ 43
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class R Shares
Outstanding Security, Not Held [Shares] | shares	10,000